Stock-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended				12 Months Ended
	Dec. 31, 2021	Jul. 31, 2021	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Stock Based Compensation Details [Line Items]
Expected dividend yield					0.00%				0.00%	0.00%
Weighted average grant-date fair value of stock options granted					$ 3.39				$ 4.13	$ 2.24
Vested options to acquire shares				269,007			2,613,217
Vested options to acquire per share (in Dollars per share)				$ 3.83			$ 10.21
Stock-based compensation expense recognized					$ 2,422		$ 13,723	$ 1,009	$ 40,010	$ 4,371
Aggregate intrinsic value, stock option exercised					$ 35				2,959	$ 671
Unrecognized compensation cost for options issued (in Dollars)	$ 12,408								$ 12,408
Estimated weighted-average amortization period									3 years 3 months 18 days
Expected volatility					76.50%				80.40%	67.80%
Awards with Service Conditions
Stock Based Compensation Details [Line Items]
Options vesting period			4 years
Vested options to acquire shares			3,766,107
Vested options to acquire per share (in Dollars per share)			$ 10.23
Stock-based compensation expense recognized						$ 7,186
Vesting percentage on closing date			50.00%
Vesting percentage over four years			50.00%
Awards with Market Conditions
Stock Based Compensation Details [Line Items]
Vested options to acquire shares			2,469,282
Vested options to acquire per share (in Dollars per share)			$ 6.32
Stock-based compensation expense recognized					$ 432				$ 514
Unrecognized compensation cost for options issued (in Dollars)	6,499				$ 6,067				$ 6,499
Estimated weighted-average amortization period			4 years		3 years 6 months				3 years 8 months 12 days
Vesting description			will vest in up to five equal installments in respect of achieving certain share price targets between the third and fourth anniversary of the effective date						vest in up to five equal installments in respect of achieving certain share price targets between the third and fourth anniversary of the effective date
Expected volatility			75.00%
Closing price			$ 6.32			$ 6.32
Estimated fair value			7,013			7,013
Restricted Stock Units
Stock Based Compensation Details [Line Items]
Options vesting period					2 years				2 years
Stock-based compensation expense recognized					$ 420				$ 222
Unrecognized compensation cost for options issued (in Dollars)					$ 2,979
Estimated weighted-average amortization period					1 year 10 months 9 days				1 year 11 months 1 day
Total unrecognized expense	$ 3,296								$ 3,296
Restricted Stock Units | After 1 Year
Stock Based Compensation Details [Line Items]
Vesting percentage					50.00%				50.00%
Restricted Stock Units | After 2 Years
Stock Based Compensation Details [Line Items]
Vesting percentage					50.00%				50.00%
Service based shares
Stock Based Compensation Details [Line Items]
Accelerated recognition of stock based expenses		$ 567
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	131,256
Employee-related Liabilities	$ 441								$ 441
Performance Shares [Member]
Stock Based Compensation Details [Line Items]
Stock-based compensation expense recognized									31	$ 21
Unrecognized compensation cost for options issued (in Dollars)	0								0
Accelerated recognition of stock based expenses	$ 121
Employee Stock Option
Stock Based Compensation Details [Line Items]
Stock-based compensation expense recognized					$ 1,568
Unrecognized compensation cost for options issued (in Dollars)					$ 16,474
Estimated weighted-average amortization period					2 years 7 months 6 days
Research and Development Expense
Stock Based Compensation Details [Line Items]
Stock-based compensation expense recognized					$ 248		6,861	347	11,105	1,384
Research and Development Expense | Awards with Service Conditions
Stock Based Compensation Details [Line Items]
Stock-based compensation expense recognized						$ 3,388
Selling, General and Administrative Expense
Stock Based Compensation Details [Line Items]
Stock-based compensation expense recognized					$ 2,137		$ 6,862	$ 646	$ 28,833	$ 2,917
Selling, General and Administrative Expense | Awards with Service Conditions
Stock Based Compensation Details [Line Items]
Stock-based compensation expense recognized						$ 3,798
Minimum
Stock Based Compensation Details [Line Items]
Options vesting period									3 years
2017 Plan
Stock Based Compensation Details [Line Items]
Number of shares remaining available for future grant	32,342,049								32,342,049
Percentage of fair market value									100.00%
2017 Plan | Maximum
Stock Based Compensation Details [Line Items]
Stock option, expiration period									10 years
Options vesting period									4 years
2021 Plan
Stock Based Compensation Details [Line Items]
Number of shares remaining available for future grant	15,152,282				32,342,049				15,152,282
Percentage of shares issued from outstanding capital stock, maximum									4.00%
Percentage of fair market value					100.00%
Stock option, expiration period					10 years				10 years
2021 Plan | Maximum
Stock Based Compensation Details [Line Items]
Options vesting period					4 years
2021 Plan | Class A Common Stock
Stock Based Compensation Details [Line Items]
Number of shares reserved for issuance	20,915,283	20,915,283							20,915,283
Number of shares remaining available for future grant					14,018,435